Issue of shares on a private placement basis to the existing promoter group (Details Textual) ₨ / shares in Units, ₨ in Thousands		1 Months Ended	12 Months Ended
	Aug. 04, 2010 INR (₨) ₨ / shares shares	Oct. 22, 2010 shares	Mar. 31, 2025 $ / shares	Mar. 31, 2019 ₨ / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2015 ₨ / shares
Disclosures Of Issued Capital Explanatory [Line Items]
Par value per share | (per share)			$ 10		$ 0	₨ 10
Private placements [Member]
Disclosures Of Issued Capital Explanatory [Line Items]
Proportion of ownership interest in subsidiary			83.88%
Private placements [Member] | Related parties [Member]
Disclosures Of Issued Capital Explanatory [Line Items]
Stock issued during the period, shares, Issued under private placement | shares	125,000,000
Par value per share | ₨ / shares	₨ 10
Stock issued during the period, value, issued for private placement | ₨	₨ 40,000
Stock alloted during the period, shares, Issued under private placement | shares		125,000,000
Paid up value per share | ₨ / shares				₨ 10